Group Subsidiaries - Group Subsidiaries (Detail)		12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership	100.00%
PT Navigator Khatulistiwa [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		49.00%	49.00%
Country of Incorporation		Indonesia
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Gas US L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Delaware (USA)
Subsidiary of Limited Liability Company		Service company
Navigator Gas L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Holding company
Navigator Atlas L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Aurora LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Centauri LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Ceres L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%	[1]
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Ceto L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Copernico L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Capricorn L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Eclipse LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Europa L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Galaxy L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Gemini L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Genesis L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Global L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Glory L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Grace L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Gusto L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Leo L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Libra L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Luga LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Magellan L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Mariner L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Mars L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Neptune L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Nova LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Oberon L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Pegasus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Phoenix L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Prominence LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Saturn L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Scorpio L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Taurus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Triton L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Umbrio L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Venus L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Virgo L.L.C. [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
Navigator Yauza LLC [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Marshall Islands
Subsidiary of Limited Liability Company		Vessel-owning company
NGT Services (UK) Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		England
Subsidiary of Limited Liability Company		Service company
NGT Services (Poland) Sp. Z.O.O [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		Poland
Subsidiary of Limited Liability Company		Service company
Navigator Gas Ship Management Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%
Country of Incorporation		England
Subsidiary of Limited Liability Company		Service company
Falcon Funding PTE Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		Singapore
Subsidiary of Limited Liability Company		Service company
Navigator Gas Invest Ltd [Member]
Subsidiary or Equity Method Investee [Line Items]
Percentage Ownership		100.00%	100.00%
Country of Incorporation		England
Subsidiary of Limited Liability Company		Investment company

[1]	Entities formed during 2015.